Supplement dated December 16, 2013
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia International Value Fund (the Fund)	7/1/2013
Effective December 16, 2013 (the Effective Date), the Fund will convert from a feeder fund in a master-feeder structure into a stand-alone fund, investing directly in individual portfolio securities rather than investing all or substantially all of its assets in Columbia International Value Master Portfolio (the Master Portfolio). This conversion will not result in any changes in the investment objective or principal investment strategies of the Fund.
On the Effective Date, footnote (d) to the table titled “Annual Fund Operating Expenses” under the caption “Fees and Expenses of the Fund” in the “Summary of the Fund” section is hereby deleted in its entirety and footnotes (e) and (f) are relettered (d) and (e), respectively.
The rest of the section remains the same.
On the Effective Date, the information under the caption “Principal Investment Strategies” in the “Summary of the Fund” section is hereby superseded and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of total assets (including the amount of any borrowings for investment purposes) in equity securities of foreign companies that have market capitalizations of more than $1 billion at the time of purchase. The Fund typically invests in foreign companies in at least three countries, other than the United States, at any one time and may invest in emerging markets. The Fund may invest directly in foreign securities or indirectly through closed-end investment companies and depositary receipts.
The Fund may invest in currency forwards, futures and options for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or, in certain unusual circumstances, when holding a derivative is deemed preferable to holding the underlying asset.
The Fund has the following limits on its investments, which are applied at the time an investment is made. The Fund:
  normally invests no more than 5% of its total assets in a single security;
  typically invests up to the greater of (i) 20% of its total assets in a single country or industry or (ii) 150% of the weighting of a single country or industry in the MSCI Europe, Australasia, Far East (MSCI EAFE) Value Index (limited to less than 25% of its total assets in a single industry, other than U.S. Government obligations); and
  generally may not invest more than 20% of its total assets in emerging markets.
The investment manager combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund's portfolio.
Prior to December 16, 2013, the Fund had invested all or substantially all of its assets in Columbia International Value Master Portfolio (the Master Portfolio). Effective December 16, 2013, the Fund converted from a feeder fund in a master-feeder structure into a stand-alone fund, investing directly in individual portfolio securities rather than investing all or substantially all of its assets in the Master Portfolio. This conversion did not result in any changes in the investment objective or principal investment strategies of the Fund.
On the Effective Date, the information under the caption "Principal Risks" in the "Summary of the Fund" section is hereby modified by deleting the following disclosure from the existing list of risks: Investing in Other Funds Risk.
The rest of the section remains the same.